Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Concord Street Trust
Entity Central Index Key	0000819118
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Fidelity ZERO Total Market Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity ZERO® Total Market Index Fund
Class Name	Fidelity ZERO® Total Market Index Fund
Trading Symbol	FZROX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity ZERO® Total Market Index Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity ZERO® Total Market Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 36,285,254,923
Holdings Count | shares	2,688
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$36,285,254,923
Number of Holdings	2,688
Portfolio Turnover	2%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 33.2 Financials 12.4 Industrials 10.1 Communication Services 10.1 Consumer Discretionary 9.9 Health Care 8.9 Consumer Staples 4.6 Energy 3.6 Utilities 2.3 Real Estate 2.3 Materials 2.3 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 99.6 Netherlands 0.2 Switzerland 0.1 Australia 0.1 United Kingdom 0.0 Canada 0.0 Korea (South) 0.0 Thailand 0.0 Puerto Rico 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.6 Netherlands - 0.2 Switzerland - 0.1 Australia - 0.1 United Kingdom - 0.0 Canada - 0.0 Korea (South) - 0.0 Thailand - 0.0 Puerto Rico - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.0 Apple Inc 5.8 Microsoft Corp 4.4 Amazon.com Inc 3.8 Alphabet Inc Class A 3.3 Broadcom Inc 2.9 Alphabet Inc Class C 2.6 Meta Platforms Inc Class A 1.9 Tesla Inc 1.5 Berkshire Hathaway Inc Class B 1.3 34.5
Fidelity ZERO Large Cap Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity ZERO® Large Cap Index Fund
Class Name	Fidelity ZERO® Large Cap Index Fund
Trading Symbol	FNILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity ZERO® Large Cap Index Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity ZERO® Large Cap Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 17,520,423,096
Holdings Count | shares	508
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$17,520,423,096
Number of Holdings	508
Portfolio Turnover	5%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 35.2 Financials 11.8 Communication Services 10.8 Consumer Discretionary 9.7 Industrials 9.1 Health Care 8.5 Consumer Staples 4.8 Energy 3.5 Utilities 2.3 Materials 2.1 Real Estate 1.8 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 99.6 Netherlands 0.2 Switzerland 0.1 Australia 0.1 United Kingdom 0.0 Korea (South) 0.0 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.6 Netherlands - 0.2 Switzerland - 0.1 Australia - 0.1 United Kingdom - 0.0 Korea (South) - 0.0 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.8 Apple Inc 6.4 Microsoft Corp 4.9 Amazon.com Inc 4.1 Alphabet Inc Class A 3.6 Broadcom Inc 3.2 Alphabet Inc Class C 2.8 Meta Platforms Inc Class A 2.1 Tesla Inc 1.7 Berkshire Hathaway Inc Class B 1.4 38.0
Fidelity ZERO International Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity ZERO® International Index Fund
Class Name	Fidelity ZERO® International Index Fund
Trading Symbol	FZILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity ZERO® International Index Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity ZERO® International Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 10,849,248,105
Holdings Count | shares	2,232
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$10,849,248,105
Number of Holdings	2,232
Portfolio Turnover	7%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.7 Information Technology 18.3 Industrials 15.1 Consumer Discretionary 8.1 Materials 6.9 Health Care 6.6 Consumer Staples 4.9 Energy 4.8 Communication Services 4.1 Utilities 3.3 Real Estate 1.4 Common Stocks 97.8 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 Japan 15.9 Taiwan 8.3 Canada 7.8 United States 6.9 United Kingdom 6.5 Korea (South) 6.3 China 6.2 Germany 4.8 Australia 4.8 Others 32.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 15.9 Taiwan - 8.3 Canada - 7.8 United States - 6.9 United Kingdom - 6.5 Korea (South) - 6.3 China - 6.2 Germany - 4.8 Australia - 4.8 Others - 32.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.4 Samsung Electronics Co Ltd 2.0 ASML Holding NV 1.4 SK Hynix Inc 1.3 Tencent Holdings Ltd 1.0 HSBC Holdings PLC 0.9 Alibaba Group Holding Ltd 0.9 Astrazeneca PLC 0.8 Roche Holding AG 0.8 Novartis AG 0.7 14.2
Fidelity ZERO Extended Market Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity ZERO® Extended Market Index Fund
Class Name	Fidelity ZERO® Extended Market Index Fund
Trading Symbol	FZIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity ZERO® Extended Market Index Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity ZERO® Extended Market Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 2,418,115,259
Holdings Count | shares	2,183
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$2,418,115,259
Number of Holdings	2,183
Portfolio Turnover	24%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.1 Financials 17.2 Information Technology 14.8 Health Care 13.3 Consumer Discretionary 11.1 Real Estate 6.8 Energy 4.6 Materials 3.8 Communication Services 3.3 Consumer Staples 3.1 Utilities 2.7 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 98.3 Thailand 0.5 Puerto Rico 0.3 Bermuda 0.2 Canada 0.2 Switzerland 0.1 Sweden 0.1 Japan 0.1 Singapore 0.1 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.3 Thailand - 0.5 Puerto Rico - 0.3 Bermuda - 0.2 Canada - 0.2 Switzerland - 0.1 Sweden - 0.1 Japan - 0.1 Singapore - 0.1 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Astera Labs Inc 0.5 Fabrinet 0.5 nVent Electric PLC 0.4 Everpure Inc Class A 0.4 BWX Technologies Inc 0.4 Loews Corp 0.4 RBC Bearings Inc 0.4 Reddit Inc Class A 0.4 Affirm Holdings Inc Class A 0.4 MKS Inc 0.3 4.1
Fidelity Series International Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series International Index Fund
Class Name	Fidelity® Series International Index Fund
Trading Symbol	FHLFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series International Index Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Index Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 793,729,684
Holdings Count | shares	696
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$793,729,684
Number of Holdings	696
Portfolio Turnover	6%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.6 Industrials 19.2 Health Care 10.2 Information Technology 9.3 Consumer Discretionary 8.2 Consumer Staples 6.7 Materials 6.2 Utilities 4.0 Energy 3.9 Communication Services 3.7 Real Estate 1.4 Common Stocks 97.1 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.1 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 Japan 22.5 United States 11.4 United Kingdom 10.9 Germany 8.8 France 8.2 Australia 7.4 Netherlands 4.8 Switzerland 4.6 Spain 3.6 Others 17.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 22.5 United States - 11.4 United Kingdom - 10.9 Germany - 8.8 France - 8.2 Australia - 7.4 Netherlands - 4.8 Switzerland - 4.6 Spain - 3.6 Others - 17.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 2.6 HSBC Holdings PLC 1.4 Astrazeneca PLC 1.3 Roche Holding AG 1.3 Novartis AG 1.3 Nestle SA 1.2 Shell PLC 1.2 Siemens AG 1.1 Commonwealth Bank of Australia 1.1 Mitsubishi UFJ Financial Group Inc 1.0 13.5
Fidelity SAI Japan Stock Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Japan Stock Index Fund
Class Name	Fidelity® SAI Japan Stock Index Fund
Trading Symbol	FSJPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Japan Stock Index Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Japan Stock Index Fund	$ 7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
Net Assets	$ 637,977,040
Holdings Count | shares	183
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$637,977,040
Number of Holdings	183
Portfolio Turnover	7%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.1 Financials 17.2 Information Technology 16.2 Consumer Discretionary 14.6 Communication Services 6.7 Health Care 6.0 Consumer Staples 3.9 Materials 3.8 Real Estate 2.3 Utilities 1.1 Energy 1.1 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 Japan 99.0 United States 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 99.0 United States - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Mitsubishi UFJ Financial Group Inc 4.1 Toyota Motor Corp 3.7 Hitachi Ltd 2.9 Advantest Corp 2.9 Tokyo Electron Ltd 2.7 Sumitomo Mitsui Financial Group Inc 2.6 SoftBank Group Corp 2.5 Sony Group Corp 2.5 Mizuho Financial Group Inc 2.1 Mitsubishi Corp 2.1 28.1
Fidelity SAI International Small Cap Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI International Small Cap Index Fund
Class Name	Fidelity® SAI International Small Cap Index Fund
Trading Symbol	FSISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI International Small Cap Index Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Small Cap Index Fund	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 1,045,568,523
Holdings Count | shares	2,043
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,045,568,523
Number of Holdings	2,043
Portfolio Turnover	13%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 24.1 Financials 12.8 Materials 11.8 Consumer Discretionary 11.0 Real Estate 10.2 Information Technology 9.3 Consumer Staples 4.9 Health Care 4.9 Communication Services 3.6 Energy 3.5 Utilities 2.6 Common Stocks 98.4 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.4 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 Japan 35.7 United Kingdom 10.9 Australia 10.5 Israel 5.1 Sweden 4.6 Switzerland 4.3 Germany 3.9 France 3.8 Italy 2.8 Others 18.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 35.7 United Kingdom - 10.9 Australia - 10.5 Israel - 5.1 Sweden - 4.6 Switzerland - 4.3 Germany - 3.9 France - 3.8 Italy - 2.8 Others - 18.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Furukawa Electric Co Ltd 0.6 Resonac Holdings Corp 0.5 Mitsui Kinzoku Co Ltd 0.5 PLS Group Ltd 0.5 BlueScope Steel Ltd 0.4 Diploma PLC 0.3 Enlight Renewable Energy Ltd 0.3 Beazley PLC 0.3 Accelleron Industries AG 0.3 Weir Group PLC/The 0.3 4.0
Fidelity SAI Canada Equity Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Canada Equity Index Fund
Class Name	Fidelity® SAI Canada Equity Index Fund
Trading Symbol	FSCJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Canada Equity Index Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Canada Equity Index Fund	$ 6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Net Assets	$ 14,392,474,773
Holdings Count | shares	87
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$14,392,474,773
Number of Holdings	87
Portfolio Turnover	6%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 38.1 Energy 18.7 Materials 15.1 Industrials 9.3 Information Technology 8.4 Consumer Staples 3.5 Consumer Discretionary 3.2 Utilities 2.6 Communication Services 0.7 Real Estate 0.2 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 Canada 96.2 Brazil 1.9 Chile 0.6 Zambia 0.6 United States 0.5 Congo Democratic Republic Of 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Canada - 96.2 Brazil - 1.9 Chile - 0.6 Zambia - 0.6 United States - 0.5 Congo Democratic Republic Of - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Royal Bank of Canada 8.3 Toronto Dominion Bank 6.1 Shopify Inc Class A 4.9 Enbridge Inc 4.0 Bank of Montreal 3.5 Canadian Imperial Bank of Commerce 3.4 Canadian Natural Resources Ltd 3.3 Bank of Nova Scotia/The 3.1 Agnico Eagle Mines Ltd/CA 3.1 Brookfield Corp Class A 3.0 42.7
Fidelity SAI Global ex U.S. Low Volatility Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Global ex U.S. Low Volatility Index Fund
Class Name	Fidelity® SAI Global ex U.S. Low Volatility Index Fund
Trading Symbol	FSGJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Global ex U.S. Low Volatility Index Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Global ex U.S. Low Volatility Index Fund	$ 9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 5,403,940,947
Holdings Count | shares	235
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$5,403,940,947
Number of Holdings	235
Portfolio Turnover	24%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.2 Industrials 10.6 Information Technology 10.1 Communication Services 9.8 Consumer Staples 9.6 Health Care 9.0 Utilities 8.2 Consumer Discretionary 6.7 Energy 5.7 Real Estate 2.2 Materials 2.2 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 Japan 19.5 China 12.2 United States 11.4 Taiwan 10.2 Canada 9.3 India 7.9 United Kingdom 6.1 Saudi Arabia 2.9 Netherlands 2.5 Others 18.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 19.5 China - 12.2 United States - 11.4 Taiwan - 10.2 Canada - 9.3 India - 7.9 United Kingdom - 6.1 Saudi Arabia - 2.9 Netherlands - 2.5 Others - 18.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 2.7 Astrazeneca PLC 2.3 Novartis AG 2.2 Roche Holding AG 2.1 China Construction Bank Corp H Shares 1.9 Tokio Marine Holdings Inc 1.9 Industrial & Commercial Bank of China Ltd H Shares 1.8 Nestle SA 1.8 National Grid PLC 1.8 Bank of China Ltd H Shares 1.7 20.2